GOODWILL (Tables)	12 Months Ended
Sep. 30, 2012
GOODWILL [Abstract]
Goodwill

	Year ended September 30
	2011				2012
			Gaokao				Gaokao
			re-take				re-take
	Online	Start-up	business -		Online	Start-up	business -
	education	training	Discontinued		education	training	Discontinued
	service	service	operations	Total	service	service	operations	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,377	1,647	2,188	9,212	5,642	1,761	2,262	9,665
Exchange Difference	265	114	74	453	84	24		108
Disposal	-	-	-	-	-	-	-2,262	-2,262

Ending balance	5,642	1,761	2,262	9,665	5,726	1,785	0	7,511

Accumulated impairment loss
Beginning balance	-	-	-1,424	-1424	-	-	-2,262	2,262
Charge for the year	-	-	-758	-758	-	-	-	-
Exchange Difference	-	-	-80	-80	-	-	-	-
Disposal	-	-	-	-	-	-	-2,262	-2,262

Ending balance	-	-	-2,262	-2,262	-	-	0	0
Goodwill, net	5,642	1,761	0	7,403	5,726	1,785	0	7,511